Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Mar. 31, 2011
Operating Loss Carryforwards [Line Items]
Valuation allowance for deferred tax asset	$ 545,939	$ 545,939
Increase (Decrease) in valuation allowance	500,000
Operating Loss Carryforwards			3,540,000
Maryland Bankcorp, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Valuation Allowance			1,200,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits			154,000
Increase (Decrease) in valuation allowance	(500,000)
Operating Loss Carryforwards, Annual Deduction Allowed, In the Next Twelve Months	645,278
Operating Loss Carryforwards, Annual Deduction Allowed, After Year One	856,459
Operating Loss Carryforwards, Expiring in 2030 [Member] | Maryland Bankcorp, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,336,000
Operating Loss Carryforwards, Expiration Year	2030
Operating Loss Carryforwards, Expiring in 2031 [Member] | Maryland Bankcorp, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1,180,000
Operating Loss Carryforwards, Expiration Year	2031